Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents (Note 25)	$ 175,953,000	$ 180,881,000
Short-term investments (Note 8)	51,590,000	36,729,000
Trade and other receivables (Note 7)	109,746,000	130,117,000
Income taxes receivable	16,991,000	17,460,000
Inventories (Note 9)	218,715,000	237,329,000
Derivative financial instruments (Note 7)	1,092,000	0
Assets held for sale (Note 10)	7,949,000	0
Prepaid expenses and other current assets	13,434,000	10,337,000
Current assets	595,470,000	612,853,000
Non-current assets
Mineral properties, plant and equipment (Note 10)	1,336,683,000	1,222,727,000
Long-term refundable tax	80,000	7,664,000
Deferred tax assets (Note 28)	2,679,000	1,727,000
Investment in associates (Note 12)	55,017,000	49,734,000
Other assets (Note 13)	346,000	379,000
Goodwill (Note 11)	3,057,000	3,057,000
Total Assets	1,993,332,000	1,898,141,000
Current liabilities
Accounts payable and accrued liabilities (Note 14)	139,698,000	143,502,000
Loans payable (Note 15)	3,000,000	0
Derivative financial instruments (Note 7)	1,906,000	2,815,000
Current portion of provisions (Note 16)	8,245,000	8,499,000
Current portion of finance lease (Note 17)	5,734,000	3,559,000
Income tax payable	26,131,000	25,911,000
Current liabilities	184,714,000	184,286,000
Non-current liabilities
Long-term portion of provisions (Note 16)	61,248,000	51,444,000
Deferred tax liabilities (Note 28)	171,228,000	170,863,000
Long-term portion of finance lease (Note 17)	1,825,000	3,542,000
Long-term debt (Note 18)	0	36,200,000
Deferred revenue (Note 12)	12,017,000	11,561,000
Other long-term liabilities (Note 19)	26,954,000	27,408,000
Share purchase warrants (Note 12)	14,295,000	13,833,000
Total Liabilities	472,281,000	499,137,000
Capital and reserves (Note 20)
Issued capital	2,318,252,000	2,303,978,000
Share option reserve	22,463,000	22,946,000
Investment revaluation reserve	1,605,000	434,000
Deficit	(825,470,000)	(931,060,000)
Total Equity attributable to equity holders of the Company	1,516,850,000	1,396,298,000
Non-controlling interests	4,201,000	2,706,000
Total Equity	1,521,051,000	1,399,004,000
Total Liabilities and Equity	$ 1,993,332,000	$ 1,898,141,000